Long-term loan - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	30 Months Ended
	May 31, 2021	May 31, 2019	May 31, 2021	May 31, 2020	Dec. 14, 2018
Line of Credit Facility [Line Items]
Additional long term debt					$ 250,000
Long-term Debt, Term					3 years
Debt Issuance Costs Paid		$ 3,543
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Description Of Variable Rate Of Interest			165 basis points over London Interbank Offered Rate
Variable Interest Rate Spread			165.00%
Line Of Credit Facility,Interest Rate Description			The interest is payable on a quarterly basis.
Revolving Facilities Agreement A [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Term					3 years
Term Loan Facility					$ 100,000
Line Of Credit Facility Unused Commitement Fee Percentage	0.30%
Revolving Facilities Agreement B [Member]
Line of Credit Facility [Line Items]
Term Loan Facility					100,000
Line Of Credit Facility Unused Commitement Fee Percentage	0.50%
Additional Debt [Member]
Line of Credit Facility [Line Items]
Additional long term debt				$ 50,000
Debt [Member]
Line of Credit Facility [Line Items]
Additional long term debt					$ 50,000